CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 583,324	$ 92,181	¥ 230,968
Accounts receivable	5,686	899	223
Amounts due from related parties			45,145
Other receivables, deposits and other assets	6,015	951	6,282
Total current assets	595,025	94,031	282,618
Property and equipment, net	23,920	3,780	7,395
Goodwill	557	88	557
Deferred tax assets	4,052	640	1,018
Rental deposits - non-current	10,493	1,658	4,538
Long-term investment under fair value	158,235	25,006
Total non-current assets	197,257	31,172	13,508
TOTAL ASSETS	792,282	125,203	296,126
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB420 and RMB390 as of February 28, 2017 and 2018, respectively)	390	62	420
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB32,250 and RMB23,033 as of February 28, 2017 and 2018, respectively)	29,221	4,619	32,250
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB7,170 and RMB10,603 as of February 28, 2017 and 2018, respectively)	14,622	2,311	7,170
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Four Seasons Education (Cayman) Inc. of RMB84,843 and RMB90,101 as of February 28, 2017 and 2018, respectively)	90,101	14,238	84,843
Total current liabilities	134,334	21,230	124,683
TOTAL LIABILITIES	134,334	21,230	124,683
Mezzanine equity
Total mezzanine equity			163,807
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 14,000,000 and 24,062,591 shares issued and outstanding as of February 28, 2017 and 2018)	15	2	9
Additional paid-in capital	679,829	107,432	8,305
Accumulated deficit			(12,922)
Accumulated other comprehensive income(loss)	(28,309)	(4,474)	6,462
Shareholders’ equity	651,535	102,960	1,854
Non-controlling interests	6,413	1,013	5,782
Total equity	657,948	103,973	7,636
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	792,282	$ 125,203	296,126
Series A Convertible Redeemable Preferred Shares
Mezzanine equity
Convertible redeemable preferred shares	¥ 22,174		22,174
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity
Convertible redeemable preferred shares			¥ 141,633